Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 10,488	$ 8,146
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,600,000,000	1,600,000,000
Common stock, issued (in shares)	670,929,000	650,596,000
Common stock, outstanding (in shares)	670,929,000	650,596,000
Notes Payable to Banks [Member] | 0.25% Convertible Senior Notes due April 1, 2018
Contractual interest rate	0.25%	0.25%